Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Entity Registrant Name	Solventum Corporation
Amendment Flag	true
Entity Central Index Key	0001964738
Document Type	POS AM
Amendment Description	This post effective amendment to include inline XBRL